Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Risk Categories and Vintage (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Lease financing	$ 16,413	$ 16,423
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	912,745	936,682
Total Commercial [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, total	77,903	68,549
Term loans by origination year, fiscal year before current fiscal year, total	43,079	82,136
Term loans by origination year, two years before current fiscal year, total	58,458	60,747
Term loans by origination year, three years before current fiscal year, total	41,582	22,515
Term loans by origination year, four years before current fiscal year, total	15,412	25,390
Term loans by origination year, more than five years before current fiscal year, total	38,769	32,252
Revolving loans, total	257,500	255,327
Revolving loans converted to term loans, total	1,456	511
Total loans	534,159	547,427
Total Commercial [Member] | Pass [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	498,400
Total Commercial [Member] | Criticized [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	35,700
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	47,579	41,858
Term loans by origination year, fiscal year before current fiscal year, finance receivable	24,790	40,350
Term loans by origination year, two years before current fiscal year, finance receivable	24,786	22,939
Term loans by origination year, three years before current fiscal year, finance receivable	14,686	7,412
Term loans by origination year, four years before current fiscal year, finance receivable	5,102	10,228
Term loans by origination year, more than five years before current fiscal year, finance receivable	11,666	8,822
Revolving loans, finance receivable	251,355	248,431
Revolving loans converted to term loans, finance receivable	1,277	348
Total loans	381,241	380,388
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	79	102
Term loans by origination year, fiscal year before current fiscal year, charge-offs	107	22
Term loans by origination year, two years before current fiscal year, charge-offs	26	53
Term loans by origination year, three years before current fiscal year, charge-offs	39	11
Term loans by origination year, four years before current fiscal year, charge-offs	8	8
Term loans by origination year, more than five years before current fiscal year, charge-offs	7	7
Revolving loans, charge-offs	463	307
Revolving loans converted to term loans, charge-offs	0	0
Loan charge-offs, loans	729	510
Total Commercial [Member] | Commercial and industrial loans [Member] | Pass [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	46,670	40,966
Term loans by origination year, fiscal year before current fiscal year, finance receivable	23,891	38,756
Term loans by origination year, two years before current fiscal year, finance receivable	23,142	21,702
Term loans by origination year, three years before current fiscal year, finance receivable	13,883	7,252
Term loans by origination year, four years before current fiscal year, finance receivable	4,963	10,024
Term loans by origination year, more than five years before current fiscal year, finance receivable	10,892	8,342
Revolving loans, finance receivable	241,365	239,456
Revolving loans converted to term loans, finance receivable	1,247	348
Total loans	366,053	366,846
Total Commercial [Member] | Commercial and industrial loans [Member] | Criticized [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	909	892
Term loans by origination year, fiscal year before current fiscal year, finance receivable	899	1,594
Term loans by origination year, two years before current fiscal year, finance receivable	1,644	1,237
Term loans by origination year, three years before current fiscal year, finance receivable	803	160
Term loans by origination year, four years before current fiscal year, finance receivable	139	204
Term loans by origination year, more than five years before current fiscal year, finance receivable	774	480
Revolving loans, finance receivable	9,990	8,975
Revolving loans converted to term loans, finance receivable	30	0
Total loans	15,188	13,542
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	25,417	20,753
Term loans by origination year, fiscal year before current fiscal year, finance receivable	13,279	37,648
Term loans by origination year, two years before current fiscal year, finance receivable	30,741	35,226
Term loans by origination year, three years before current fiscal year, finance receivable	25,336	13,823
Term loans by origination year, four years before current fiscal year, finance receivable	9,671	14,280
Term loans by origination year, more than five years before current fiscal year, finance receivable	25,737	21,827
Revolving loans, finance receivable	6,145	6,896
Revolving loans converted to term loans, finance receivable	179	163
Total loans	136,505	150,616
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	81	20
Term loans by origination year, fiscal year before current fiscal year, charge-offs	78	107
Term loans by origination year, two years before current fiscal year, charge-offs	124	32
Term loans by origination year, three years before current fiscal year, charge-offs	158	134
Term loans by origination year, four years before current fiscal year, charge-offs	145	197
Term loans by origination year, more than five years before current fiscal year, charge-offs	359	103
Revolving loans, charge-offs	0	0
Revolving loans converted to term loans, charge-offs	0	0
Loan charge-offs, loans	945	593
Total Commercial [Member] | Commercial real estate [Member] | Pass [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	22,021	18,181
Term loans by origination year, fiscal year before current fiscal year, finance receivable	11,432	33,557
Term loans by origination year, two years before current fiscal year, finance receivable	25,314	30,629
Term loans by origination year, three years before current fiscal year, finance receivable	21,096	12,001
Term loans by origination year, four years before current fiscal year, finance receivable	8,193	11,532
Term loans by origination year, more than five years before current fiscal year, finance receivable	23,121	19,686
Revolving loans, finance receivable	5,872	6,537
Revolving loans converted to term loans, finance receivable	179	163
Total loans	117,228	132,286
Total Commercial [Member] | Commercial real estate [Member] | Criticized [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	3,396	2,572
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,847	4,091
Term loans by origination year, two years before current fiscal year, finance receivable	5,427	4,597
Term loans by origination year, three years before current fiscal year, finance receivable	4,240	1,822
Term loans by origination year, four years before current fiscal year, finance receivable	1,478	2,748
Term loans by origination year, more than five years before current fiscal year, finance receivable	2,616	2,141
Revolving loans, finance receivable	273	359
Revolving loans converted to term loans, finance receivable	0	0
Total loans	19,277	18,330
Total Commercial [Member] | Lease financing [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	4,907	5,938
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	5,010	4,138
Term loans by origination year, two years before current fiscal year, net investment in lease	2,931	2,582
Term loans by origination year, three years before current fiscal year, net investment in lease	1,560	1,280
Term loans by origination year, four years before current fiscal year, net investment in lease	639	882
Term loans by origination year, more than five years before current fiscal year, net investment in lease	1,366	1,603
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	16,413	16,423
Net Investment in Lease, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Net investment in lease by origination year, current fiscal year, charge-offs	3	3
Net investment in lease by origination year, year before current fiscal year, charge-offs	17	8
Net investment in lease by origination year, two years before current fiscal year, charge-offs	14	8
Net investment in lease by origination year, three years before current fiscal year, charge-offs	10	5
Net investment in lease by origination year, four years before current fiscal year, charge-offs	5	4
Net investment in lease by origination year, more than five years before current fiscal year, charge-offs	3	3
Net investment in lease, revolving loans, charge-offs	0	0
Net investment in lease, revolving loans converted to term loans, charge-offs	0	0
Loan charge-offs, lease financing	52	31
Total Commercial [Member] | Lease financing [Member] | Pass [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	4,516	5,593
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	4,628	3,846
Term loans by origination year, two years before current fiscal year, net investment in lease	2,681	2,400
Term loans by origination year, three years before current fiscal year, net investment in lease	1,457	1,182
Term loans by origination year, four years before current fiscal year, net investment in lease	573	798
Term loans by origination year, more than five years before current fiscal year, net investment in lease	1,290	1,518
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	15,145	15,337
Total Commercial [Member] | Lease financing [Member] | Criticized [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	391	345
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	382	292
Term loans by origination year, two years before current fiscal year, net investment in lease	250	182
Term loans by origination year, three years before current fiscal year, net investment in lease	103	98
Term loans by origination year, four years before current fiscal year, net investment in lease	66	84
Term loans by origination year, more than five years before current fiscal year, net investment in lease	76	85
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	$ 1,268	$ 1,086